Fair Value of Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Risk Management	FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Fair value is considered to be the exchange price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date. The fair value definition focuses on an exit price, which is the price that would be received in the sale of an asset or the amount that would be paid to transfer a liability.
Hydro One classifies its fair value measurements based on the following hierarchy, as prescribed by the accounting guidance for fair value, which prioritizes the inputs to valuation techniques used to measure fair value into three levels:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that Hydro One has the ability to access. An active market for the asset or liability is one in which transactions for the asset or liability occur with sufficient frequency and volume to provide ongoing pricing information.
Level 2 inputs are those other than quoted market prices that are observable, either directly or indirectly, for an asset or liability. Level 2 inputs include, but are not limited to, quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs other than quoted market prices that are observable for the asset or liability, such as interest-rate curves and yield curves observable at commonly quoted intervals, volatilities, credit risk and default rates. A Level 2 measurement cannot have more than an insignificant portion of the valuation based on unobservable inputs.
Level 3 inputs are any fair value measurements that include unobservable inputs for the asset or liability for more than an insignificant portion of the valuation. A Level 3 measurement may be based primarily on Level 2 inputs.
Non-Derivative Financial Assets and Liabilities
At December 31, 2023 and 2022, the Company’s carrying amounts of cash and cash equivalents, accounts receivable, due from related parties, short-term notes payable, accounts payable, and due to related parties are representative of fair value due to the short-term nature of these instruments.
Fair Value Measurements of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2023 and 2022 are as follows:

	2023	2023	2022	2022
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including current portion	15,410	15,235	13,763	13,026
Fair Value Measurements of Derivative Instruments
Fair Value Hedges
During the fourth quarter of 2023, Hydro One Inc. executed a $400 million (2022 - $nil) interest rate swap agreement that was used to convert fixed-rate debt into daily compounded variable rate debt. This swap was classified as a fair value hedge. In December 2023, the interest-rate swap was terminated and a $6 million gain was realized. The $6 million fair value adjustment to the related note will be amortized over its remaining life. At December 31, 2023 and December 31, 2022, Hydro One Inc. had no fair value hedges.
Cash Flow Hedges
In December 2023, Hydro One Inc. entered into a 3-year pay-fixed, receive-floating interest-rate swap agreement with a notional amount of $425 million, intended to offset the variability of interest rates between December 21, 2023 and September 21, 2026 on existing issuance from Hydro One Inc.’s MTN program. This swap was designated as a cash flow hedge. At December 31, 2023, Hydro One Inc. had $425 million in cash flow hedges.
At December 31, 2022, Hydro One Inc. had $800 million, in pay-fixed, receive-floating interest-rate swap agreements designated as cash flow hedges. These cash flow hedges were intended to offset the variability of interest rates on the issuances of short-term commercial paper between January 9, 2020 and March 9, 2023.
At December 31, 2023 and 2022, the Company had no derivative instruments classified as undesignated contracts.
Fair Value Hierarchy
The fair value hierarchy of financial assets and liabilities at December 31, 2023 and 2022 is as follows:

As at December 31, 2023 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	15,410	15,235	—	15,235	—
Derivative instruments (Note 15)
Cash flow hedges, including current portion	2	2	—	2	—
	15,412	15,237	—	15,237	—

As at December 31, 2022 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 9)
Cash flow hedges, including current portion	5	5	—	5	—

Liabilities:
Long-term debt, including current portion	13,763	13,026	—	13,026	—
The fair value of the interest rate swaps designated as cash flow hedges is determined using a discounted cash flow method based on period-end swap yield curves.
The fair value of the long-term debt is based on unadjusted period-end market prices for the same or similar debt of the same remaining maturities.
There were no transfers between any of the fair value levels during the years ended December 31, 2023 or 2022.
Risk Management
Exposure to market risk, credit risk and liquidity risk arises in the normal course of the Company’s business.
Market Risk
Market risk refers primarily to the risk of loss which results from changes in values, foreign exchange rates and interest rates. The Company is exposed to fluctuations in interest rates, as its regulated return on equity is derived using a formulaic approach that takes anticipated interest rates into account. The Company is not currently exposed to material commodity price risk or material foreign exchange risk.
The Company uses a combination of fixed and variable-rate debt to manage the mix of its debt portfolio. The Company also uses derivative financial instruments to manage interest-rate risk. The Company may utilize interest-rate swaps designated as fair value hedges as a means to manage its interest rate exposure to achieve a lower cost of debt. The Company may also utilize interest-rate derivative instruments, such as cash flow hedges, to manage its exposure to short-term interest rates or to lock in interest-rate levels on forecasted financing.
A hypothetical 100 basis point increase in interest rates associated with variable-rate debt would not have resulted in a significant decrease to Hydro One’s net income for the years ended December 31, 2023 and 2022 , respectively.
For derivative instruments that are designated and qualify as cash flow hedges, the unrealized gain or loss, after tax, on the derivative instrument is recorded as OCI or OCL and is reclassified to results of operations in the same period during which the hedged transaction affects results of operations. During the year ended December 31, 2023, there was a $4 million after-tax loss (2022 - $12 million gain), $5 million before-tax loss (2022 - $17 million gain), recorded in OCI, and a $2 million after-tax realized gain (2022 - $2 million gain), $2 million before-tax gain (2022 - $3 million gain), reclassified to financing charges. The Company estimates that the amount of AOCI, after tax, related to cash flow hedges to be reclassified to results of operations in the next 12 months is less than $1 million. Actual amounts reclassified to results of operations depend on the interest rate in effect until the derivative contracts mature. For all forecasted transactions, at December 31, 2023, the maximum term over which the Company is hedging exposures to the variability of cash flows is approximately three years.
The Pension Plan manages market risk by diversifying investments in accordance with the Pension Plan’s Statement of Investment Policies and Procedures. Interest rate risk arises from the possibility that changes in interest rates will affect the fair value of the Pension Plan’s financial instruments. In addition, changes in interest rates can also impact discount rates which impact the valuation of the pension and post-retirement and post-employment liabilities. Currency risk is the risk that the value of the Pension Plan’s financial instruments will fluctuate due to changes in foreign currencies relative to the Canadian dollar. Other price risk is the risk that the value of the Pension Plan’s investments in equity securities will fluctuate as a result of changes in market prices, other than those arising from interest risk or currency risk. All three factors may contribute to changes in values of the Pension Plan investments. See Note 19 - Pension and Post-Retirement and Post-Employment Benefits for further details.
Credit Risk
Financial assets create a risk that a counterparty will fail to discharge an obligation, causing a financial loss. At December 31, 2023 and 2022, there were no significant concentrations of credit risk with respect to any class of financial assets. The Company’s revenue is earned from a broad base of customers. As a result, Hydro One did not earn a material amount of revenue from any single customer. At December 31, 2023 and 2022, there was no material accounts receivable balance due from any single customer.
At December 31, 2023, the Company’s allowance for doubtful accounts was $57 million (2022 - $63 million). The allowance for doubtful accounts reflects the Company's CECL for all accounts receivable balances, which are based on historical overdue balances, customer payments and write-offs. At December 31, 2023, approximately 5% (2022 - 4%) of the Company’s net accounts receivable were outstanding for more than 60 days.
Hydro One manages its counterparty credit risk through various techniques including (i) entering into transactions with highly rated counterparties, (ii) limiting total exposure levels with individual counterparties, (iii) entering into master agreements which enable net settlement and the contractual right of offset, and (iv) monitoring the financial condition of counterparties. The Company monitors current credit exposure to counterparties on both an individual and an aggregate basis. The Company’s credit risk for accounts receivable is limited to the carrying amounts on the consolidated balance sheets.
Derivative financial instruments result in exposure to credit risk since there is a risk of counterparty default. The maximum credit exposure of derivative contracts, before collateral, is represented by the fair value of contracts in an asset position at the reporting date. At December 31, 2023, there was no counterparty risk. At December 31, 2022, the counterparty credit risk exposure on the fair value of these interest-rate swap contracts was not material.
The Pension Plan manages its counterparty credit risk with respect to bonds by investing in investment-grade corporate and government bonds and with respect to derivative instruments by transacting only with highly rated financial institutions and by ensuring that exposure is diversified across counterparties.
Liquidity Risk
Liquidity risk refers to the Company’s ability to meet its financial obligations as they come due. Hydro One meets its short-term operating liquidity requirements using cash and cash equivalents on hand, funds from operations, the issuance of commercial paper, and the Operating Credit Facilities. The short-term liquidity under the commercial paper program, the Operating Credit Facilities, and anticipated levels of funds from operations are expected to be sufficient to fund the Company’s operating requirements.
At December 31, 2023, $875 million remained available for issuance under the MTN Program prospectus, and $2,000 million remained available for issuance under the Universal Base Shelf Prospectus.
On November 22, 2022, Hydro One Holdings Limited (HOHL) filed a short form base shelf prospectus (US Debt Shelf Prospectus) with securities regulatory authorities in Canada and the US to replace a previous prospectus that would otherwise have expired in January 2023. The US Debt Shelf Prospectus allows HOHL to offer, from time to time in one or more public offerings, up to US$3,000 million of debt securities, unconditionally guaranteed by Hydro One, expiring in December 2024. At December 31, 2023, no securities have been issued under the US Debt Shelf Prospectus.
The Pension Plan’s short-term liquidity is provided through cash and cash equivalents, contributions, investment income and proceeds from investment transactions. In the event that investments must be sold quickly to meet current obligations, the majority of the Pension Plan’s assets are invested in securities that are traded in an active market and can be readily disposed of as liquidity needs arise.